Accrued Liabilties and Other Payables (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accrued Liabilties and Other Payables [Abstract]
Schedule of Accrued Liabilities and Other Payables	Accrued liabilities and other payables consist of the following:
	June 30,	December 31,
	2024	2023
Accrued expenses	$183,071	$43,633
Withholding tax payable	4,168	7,349
Compensation payable (Note 1)	14,183	144,015
Accrued legal and professional fees	2,699,292	--
Other payables	114,274	46,616
	$315,696	$241,613
Note 1:	Compensation payable represented a claim relating to an employee of First Fertility PGS Center Limited (“FFC”). On April 23, 2023, the compensation agreement is finalized with the employee and the compensation is payable in 12 instalments within one year from 2023.
Accrued liabilities and other payables consist of the following:
	December 31,
	2023	2022
Accrued expenses	$43,633	$22,345
Other tax payable	—	3,180
Withholding tax payable	7,349	82,240
Compensation payable (Note 1)	144,015	117,935
Other payables	46,616	64,077
	$241,613	$289,777
Note 1:	Compensation payable represented a claim relating to an employee of First Fertility PGS Center Limited (“FFC”). On April 23, 2023, the compensation agreement is finalized with the employee and the compensation is payable in 12 instalments within one year from 2023.